Audit fees (Tables)	12 Months Ended
Dec. 31, 2021
Auditor fees [abstract]
Summary of audit and non-audit services	Fees of Group’s auditors 2021 2020 2019 Audit fees 27 25 21 Audit related fees 0 1 2 Total 1 27 26 23 1 The Group’s auditors did not provide any non-audit services.